Stock Options and Warrants - Restricted Stock Awards - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 158,000	$ 490,000	$ 500,000	$ 1,212,000	$ 1,418,000	$ 1,693,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			2 years 4 months 6 days		2 years 2 months 12 days	1 year 7 months 6 days
Under 2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value of restricted stock awards			$ 95,000	143,000	$ 194,000	$ 273,000
Stock-based compensation expense	25,000	$ 54,000	80,000	$ 139,000	191,000	240,000
Unrecognized compensation costs	$ 0		$ 0		$ 8,000	$ 16,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period					7 months 6 days	6 months
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting terms			1 year		1 year